UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022

13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 521-0981

Signature, Place and Date of Signing:


/s/ Michael Bunyaner       New York, New York               August 14, 2007
----------------------     ---------------------         --------------------
     [Signature]              [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $ 4,588
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
ADVANCED MEDICAL OPTICS INC   COM                00763M108      349     10000       CALL      Sole                10000
AMERICAN STD COS INC DEL      COM                029712106      354      6000   SH            Sole                 6000
CSX CORP                      COM                126408103      270      6000   SH            Sole                 6000
DENTSPLY INTL INC NEW         COM                249030107      230      6000   SH            Sole                 6000
HANOVER COMPRESSOR CO         COM                410768105      215      9000   SH            Sole                 9000
NEWALLIANCE BANCSHARES INC    COM                650203102      147     10000   SH            Sole                10000
PEABODY ENERGY CORP           COM                704549104      232      4800   SH            Sole                 4800
PETSMART INC                  COM                716768106      454     14000   SH            Sole                14000
PRECISION CASTPARTS CORP      COM                740189105      265      2185   SH            Sole                 2185
PROSHARES TR                  ULTRASHORT SP500   74347R883      316      6000   SH            Sole                 6000
TYCO INTL LTD NEW             COM                902124106     1331     39400   SH            Sole                39400
VARIAN MED SYS INC            COM                92220P105      425     10000   SH            Sole                10000

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